                                             UAM Funds
                                             Funds for the Informed Investor(sm)
C&B Balanced Portfolio
Semi-Annual Report                                                April 30, 2000





                                                                          UAM(R)

UAM Funds                                               C & B Balanced Portfolio
                                                          April 30, 2000


--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Portfolio of Investments..................................................     3

Statement of Assets and Liabilities.......................................     7

Statement of Operations...................................................     8

Statement of Changes in Net Assets........................................     9

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    11
--------------------------------------------------------------------------------

UAM FUNDS                                                 C&B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

May 17, 2000

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Balanced Portfolio for the six month period ended April 30, 2000.

For this six month period, the C & B Balanced Portfolio underperformed its benchmark index. This Index consists of a blended return of 60% of the S&P 500 Index and 40% of the Lehman Government/Corporate Bond Index. Over this period, the C & B Balanced Portfolio declined -0.10% versus 5.06% for the benchmark index. Given our "high quality, low risk" approach and the market's emphasis up until March 10, 2000 (the peak of NASDAQ) on technology and disregard for valuations, these results are not out of line with the expectations of the C & B style nor inconsistent with the firm's philosophy.

As of April 30, 2000, common stocks represented 62% of the Fund, bonds were 31% and cash reserves were 7%.

Equity Only Analysis

We believe that our equity investment philosophy and process is designed to produce competitive results during rising markets and strong relative results in flat and down periods.

The first four months of this six month period ended April 30, 2000 were particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks. However, most recently in March and April, our style rebounded and the equity portion of the Portfolio significantly outperformed the S&P 500 Index.

We feel that the strong fundamental characteristics of the companies held in the equity portion of the C & B Balanced Portfolio should help to provide this downside protection. The high quality characteristics that we seek, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

UAM FUNDS                                                 C&B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

Fixed Income Only Analysis

C & B's fixed income philosophy is designed to seek the same pattern of results as our equity philosophy. The return on the fixed income portion of the C & B Balanced Portfolio mirrored the return on the Lehman Government/Corporate Bond Index. The maturities are in line with the benchmark and the quality of the holdings remains high.

Sincerely,


/s/ Samuel H. Ballam, III

Samuel H. Ballam, III


   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                       Definition of Comparative Indices
                       ---------------------------------

Composite Index is a blended index which reflects 60% of the S&P 500 Index and 40% of the Lehman Government/Corporate Bond Index.

Lehman Intermediate Government/Corporate Index is an unmanaged index of bonds with intermediate-term durations, including U.S. treasury bonds and bonds issued by U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             C&B BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

portfolio of investments
 Common Stocks - 61.9%

                                                        Shares         Value
                                                       ----------    ----------
Aerospace & Defense -- 0.9%
   Raytheon Company, Cl B ......................        1,300       $  28,844
                                                                    ---------
Apparel/Textiles -- 1.1%
   V.F .........................................        1,310          37,007
                                                                    ---------
Automotive -- 4.2%
   Dana ........................................          470          14,276
   Eaton .......................................          960          80,640
   Snap-On .....................................        1,570          41,507
                                                                    ---------
                                                                      136,423
                                                                    ---------
Banks -- 1.4%
   First Union .................................          270           8,606
   State Street ................................          400          38,750
                                                                    ---------
                                                                       47,356
                                                                    ---------
Beauty Products -- 1.2%
   Avon Products ...............................          920          38,180
                                                                    ---------
Building & Construction -- 2.5%
   Sherwin-Williams ............................        3,300          82,087
                                                                    ---------
Communications Equipment -- 0.9%
   Motorola ....................................          250          29,766
                                                                    ---------
Consumer Non-Durables -- 3.1%
   Hasbro ......................................        3,150          50,203
   NIKE ........................................        1,220          52,994
                                                                    ---------
                                                                      103,197
                                                                    ---------
Electrical Technology -- 0.6%
   Energizer Holdings* .........................        1,133          19,332
                                                                    ---------
Electronics -- 1.7%
   Molex, Cl A .................................        1,400          55,825
                                                                    ---------
Energy -- 7.1%
   Enron .......................................          100           6,969
   Exxon Mobil .................................          800          62,150
   Duke Energy .................................        1,580          90,850
   Royal Dutch Petroleum ADR ...................        1,300          74,587
                                                                    ---------
                                                                      234,556
                                                                    ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C&B BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                         Shares         Value
                                                       ----------    ----------
COMMON STOCKS - continued

Financial Services -- 3.9%
   Countrywide Credit Industries........................   2,540       $  70,167
   MBIA.................................................   1,140          56,359
                                                                       ---------
                                                                         126,526
                                                                       ---------
Food, Beverage & Tobacco -- 6.0%
   Anheuser-Busch.......................................     960          67,740
   Bestfoods............................................   1,120          56,280
   Ralston Purina Group.................................   1,660          29,361
   Whitman..............................................   3,760          43,005
                                                                       ---------
                                                                         196,386
                                                                       ---------
Gas Utilities -- 0.9%
   NICOR*...............................................     870          29,471
                                                                       ---------
Household Furniture & Fixtures -- 0.5%
   Leggett & Platt......................................     700          14,962
                                                                       ---------
Insurance -- 2.6%
   AON..................................................   2,000          54,125
   UnumProvident........................................   1,920          32,640
                                                                       ---------
                                                                          86,765
                                                                       ---------
Insurance Companies -- 0.8%
   Marsh & McLennan.....................................     250          24,641
                                                                       ---------
Machinery -- 1.3%
   Dover................................................     870          44,207
                                                                       ---------
Medical Products -- 3.7%
   Becton Dickinson.....................................   2,200          56,375
   Dentsply International...............................   2,200          63,937
                                                                       ---------
                                                                         120,312
                                                                       ---------
Multi-Industry -- 1.1%
   National Service Industries..........................   1,700          36,550
                                                                       ---------
Office Equipment -- 4.5%
   Pitney Bowes.........................................   1,500          61,313
   Xerox................................................   3,230          85,393
                                                                       ---------
                                                                         146,706
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCK - continued


                                                          Shares         Value
                                                          ------       ---------

Pharmaceuticals -- 5.0%
   Abbott Laboratories................................     1,220       $  46,894
   Bristol-Myers Squibb...............................     1,220          63,974
   Merck..............................................       790          54,905
                                                                       ---------
                                                                         165,773
                                                                       ---------

Restaurants -- 2.7%
   McDonald's.........................................       700          26,688
   Wendy's International..............................     2,800          62,650
                                                                       ---------
                                                                          89,338
                                                                       ---------

Retail - Discount -- 2.9%
   Family Dollar Stores...............................     5,000          95,313
                                                                       ---------
Services -- 1.3%
   SYSCO..............................................     1,160          43,645
                                                                       ---------
   Total Common Stocks
      (Cost $2,028,892)...............................                 2,033,168
                                                                       ---------

Corporate Bonds-- 16.9%


                                                          Face
                                                         Amount          Value
                                                        --------        --------
  Boeing
     6.350%, 06/15/03................................   $300,000         289,500
  Philip Morris
     6.375%, 02/01/06................................    300,000         264,000
                                                                        --------
  Total Corporate Bonds
     (Cost $603,608).................................                    553,500
                                                                        --------

U.S. Treasury Obligation -- 14.4%

  U.S. Treasury Note
     5.500%, 02/15/08 (Cost $500,386)................    500,000         471,770
                                                                        --------

The accompanying notes are an integral part of the financial statemnts.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 0.4%


                                                            Face
                                                           Amount        Value
                                                          --------    ----------

REPURCHASEAGREEMENT--0.4%
   Chase Securities, Inc. 5.65%, dated 04/28/00,
      due 05/01/00, to be repurchased at $14,007,
      collateralized by $15,343 of a U.S. Treasury Note
      valued at $14,000 (Cost $14,000) ................   $ 14,000    $   14,000
                                                                      ----------
   Total Investments-- 93.6% (Cost $3,146,886) (a) ....                3,072,438
                                                                      ----------
   Other Assets and Liabilities, Net-- 6.4% ...........                  209,657
                                                                      ----------
   Total Net Assets-- 100.0% ..........................               $3,282,095
                                                                      ==========

  *  Non-Income Producing Security
ADR  American Depositary Receipt

 Cl  Class

 (a) The cost for federal income tax purposes was $3,146,886. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $74,448. This consisted of aggregate gross unrealized appreciation for all securities of $249,682, and gross unrealized depreciation of all securities of $324,130.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             C & B BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost........................................................  $ 3,146,886
                                                                              ===========
Investments, at Value-- Note A..............................................  $ 3,072,438
Cash........................................................................          665
Receivable for Investments Sold.............................................      206,283
Dividends and Interest Receivable...........................................       23,824
Receivable due from Investment Adviser-- Note B.............................        8,942
                                                                              -----------
   Total Assets.............................................................    3,312,152
                                                                              -----------

Liabilities
Payable for Investments Purchased...........................................        8,485
Payable for Administrative Fees-- Note C....................................        4,832
Payable for Custodian Fees-- Note D.........................................        2,631
Payable for Directors' Fees-- Note F........................................        1,069
Other Liabilities...........................................................       13,040
                                                                              -----------
   Total Liabilities........................................................       30,057
                                                                              -----------
Net Assets..................................................................  $ 3,282,095
                                                                              ===========

Net Assets Consist of:
Paid in Capital.............................................................    3,006,048
Undistributed Net Investment Income.........................................       45,678
Accumulated Net Realized Gain...............................................      304,817
Unrealized Depreciation.....................................................      (74,448)
                                                                              -----------
Net Assets..................................................................  $ 3,282,095
                                                                              ===========

Institutional Class Shares
Net Asset Value, Offering and Redemption Price Per Share 352,651
   shares issued and outstanding ($0.001 par value) (Authorized 25,000,000).  $      9.31
                                                                              ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                    C & B BALANCED PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


Investment Income
Dividends............................................................. $  51,232
Interest..............................................................   137,927
                                                                       ---------
   Total Income.......................................................   189,159
                                                                       ---------
Expenses
Administrative Fees-- Note C..........................................    41,961
Investment Advisory Fees-- Note B.....................................    22,155
Printing Fees.........................................................     9,391
Audit Fees............................................................     7,778
Registration and Filing Fees..........................................     6,110
Custodian Fees-- Note D...............................................     2,775
Directors' Fees-- Note F..............................................     1,249
Legal Fees............................................................       107
Other Expenses........................................................     5,801
Investment Advisory Fees Waived--Note B...............................   (22,155)
Expenses Assumed by the Investment Adviser--Note B....................   (29,330)
                                                                       ---------
   Net Expenses Before Expense Offset.................................    45,842
Expense Offset--Note A................................................       (31)
                                                                       ---------
   Net Expenses After Expense Offset..................................    45,811
                                                                       ---------
Net Investment Income.................................................   143,348
                                                                       ---------
Net Realized Gain on Investments......................................   322,180
Net Change in Unrealized Appreciation (Depreciation) on Investments...  (937,059)
                                                                       ---------
Net Loss on Investments...............................................  (614,879)
                                                                       ---------
Net Decrease in Net Assets Resulting from Operations.................. $(471,531)
                                                                       =========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six Months
                                                                           Ended
                                                                         April 30,                 Year Ended
                                                                           2000                    October 31,
                                                                        (Unaudited)                   1999
                                                                        ------------               ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income............................................    $    143,348               $    487,886
   Net Realized Gain................................................         322,180                  1,753,360
   Net Change in Unrealized Appreciation (Depreciation).............        (937,059)                (1,575,197)
                                                                        ------------               ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations..        (471,531)                   666,049
                                                                        ------------               ------------
Distributions:
   Net Investment Income............................................        (151,241)                  (483,803)
   Net Realized Gain................................................      (1,736,179)                (2,992,465)
                                                                        ------------               ------------
   Total Distributions..............................................      (1,887,420)                (3,476,268)
                                                                        ------------               ------------
Capital Share Transactions: (1)
   Issued...........................................................          45,326                     44,819
   In Lieu of Cash Distributions....................................       1,813,364                  3,382,467
   Redeemed.........................................................     (10,292,295)                (6,855,497)
                                                                        ------------               ------------
   Net Decrease from Capital Share Transactions:....................      (8,433,605)                (3,428,211)
                                                                        ------------               ------------
         Total Decrease.............................................     (10,792,556)                (6,238,430)
                                                                        ------------               ------------
Net Assets:
   Beginning of Period..............................................      14,074,651                 20,313,081
                                                                        ------------               ------------
   End of Period (Including undistributed net investment income of
     $45,678 and $53,571, respectively).............................    $  3,282,095               $ 14,074,651
                                                                        ============               ============

(1) Shares Issued and Redeemed:
   Shares Issued....................................................           4,338                      3,943
   In Lieu of Cash Distributions....................................         197,319                    310,292
   Shares Redeemed..................................................      (1,137,820)                  (607,643)
                                                                        ------------               ------------
   Net Decrease in Shares Outstanding...............................        (936,163)                  (293,408)
                                                                        ============               ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                     Six Months
                                                        Ended
                                                      April 30,                   Year Ended October 31,
                                                                  ---------------------------------------------------
                                                        2000
                                                     (Unaudited)    1999       1998       1997       1996      1995
                                                     -----------  -------    -------    -------    -------    -------
Net Asset Value, Beginning of Period...............    $ 10.92    $ 12.84    $ 13.75    $ 12.94    $ 13.13    $ 11.86
                                                       -------    -------    -------    -------    -------    -------
Income from Investment Operations
   Net Investment Income...........................       0.30       0.35       0.41       0.42       0.45       0.52
   Net Realized and Unrealized
   Gain (Loss).....................................      (0.35)        --@      0.66       1.98       1.29       1.51
                                                       -------    -------    -------    -------    -------    -------
   Total from
     Investment Operations.........................      (0.05)      0.35       1.07       2.40       1.74       2.03
                                                       -------    -------    -------    -------    -------    -------
Distributions:
   Net Investment Income...........................      (0.21)     (0.34)     (0.41)     (0.44)     (0.45)     (0.52)
   Net Realized Gain...............................      (1.35)     (1.93)     (1.57)     (1.15)     (1.48)     (0.24)
                                                       -------    -------    -------    -------    -------    -------

   Total Distributions.............................      (1.56)     (2.27)     (1.98)     (1.59)     (1.93)     (0.76)
                                                       -------    -------    -------    -------    -------    -------

Net Asset Value,
   End of Period...................................      $9.31    $ 10.92    $ 12.84    $ 13.75    $ 12.94    $ 13.13
                                                       =======    =======    =======    =======    =======    =======

Total Return+......................................      (0.10)%**   3.10%      8.56%     20.39%     14.70%     17.83%
                                                       =======    =======    =======    =======    =======    =======

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)..............     $3,282    $14,075    $20,313    $24,066    $22,629    $24,146
Ratio of Expenses to Average Net Assets............       1.00%*     1.00%      1.00%      1.00%      1.00%      1.00%
Ratio of Net Investment Income
   to Average Net Assets...........................       3.12%*     2.88%      2.97%      3.20%      3.51%      3.80%
Portfolio Turnover Rate............................         14%        28%        24%        35%        21%        22%

 *  Annualized
**  Not Annualized

+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

@ The amount shown for a share outstanding throughout the period does not accord with aggregate net gains on investments for the period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Balanced Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent

UAM FUNDS                                              C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
     that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                              C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center, ("UAMSSC") an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

     For the six months ended April 30, 2000, the Administrator was paid $41,961, of which $19,389 was paid to SEI for their services, $6,745 to DST for their services, and $4,486 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from Chase Global Funds Service Company to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

UAM FUNDS                                              C & B BALANCED PORTFOLIO

--------------------------------------------------------------------------------
     G. Purchases and Sales: For the six months ended April 30, 2000, the Portfolio made purchases of $1,223,761 and sales of $8,160,055 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases of U.S. Government securities. Sales of long-term U.S. Government securities were $3,067,624.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2000, the Portfolio had no borrowings under the agreement.

     I. Other: At April 30, 2000, 66% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

                                     NOTES

                                     NOTES

UAM FUNDS                                            C&B MIDCAP EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                               William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert R. Flaherty
Director                                       Assistant Treasurer

Philip D. English                              Robert J. Della Croce
Director                                       Assistant Treasurer

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Secretary

James P. Pappas                                Theresa DelVecchio
Director                                       Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                      ----------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed
                                        to others only if preceded or
                                        accompanied by a current prospectus.
                                      ----------------------------------------